Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Power Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	10.22%	14.16%	12.30%	(8.38%)	7.57%